ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of Condensed Income Statement (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Total net revenues	$ 3,668	22,851	8,239	5,448
Total net loss	$ (1,214)	(7,565)	(19,048)	(14,542)